Retirement Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2012 Participant	Jan. 30, 2011	Nov. 30, 2010	Nov. 30, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined benefit pension plan assets, total	$ 1,243.1			$ 1,296.8
Projected benefit obligations, total	1,717.7
Unfunded pension obligation	454.5
Percentage of unfunded pension benefit obligation for tax-qualified pension plan	84.00%
Accumulated prepayment credits	32.5			59.5
Employer's matching contributions to 401(k) Plan	$ 10.8	$ 9.9	$ 3.7
Difference between expected return and actual return on market-related value of assets which smoothes asset values (in years)	3 years
Long term rate of return on plan assets	8.00%
Defined benefit plan description used for computing benefit obligation	The Company assumed a 8.75% annual rate of increase for pre and post 65 participants in the per capita cost of covered healthcare claims with the rate decreasing over eight years until reaching 5.0%.
Participants	65